Acquisitions	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Business Acquisition [Line Items]
Acquisitions	Acquisitions
Chaikin
On January 21, 2021, we acquired 90% ownership of Chaikin Holdings LLC (“Chaikin”) a provider of analytical tools and software for investors, for cash of $7,139, net of cash acquired. We acquired Chaikin to expand our product offerings and our customer base. The Chaikin acquisition was accounted for using the acquisition method of accounting for business combinations. The purchase price allocation is preliminary pending completion of valuations of certain acquired assets and liabilities. The following table summarizes the fair value of assets acquired and liabilities assumed as of the acquisition date:

Cash	$151
Other current assets	152
Customer relationships	3,664
Tradenames	657
Software	247
Goodwill	5,237
Other noncurrent assets	443
Total assets acquired	10,551
Liabilities assumed	(2,451)
Net assets acquired	$8,100

Cash consideration	$7,290
Non-controlling interest	810
Total consideration	$8,100
The excess purchase consideration over the fair values of assets acquired and liabilities assumed was recorded as goodwill. The goodwill arising from the acquisition is largely attributable to synergies which we expect to achieve from cross-marketing and providing complementary products to our existing and acquired customers, and is expected to be fully deductible for tax purposes. The acquired intangible assets of Chaikin are amortized over their estimated useful lives. Accordingly, the trade name will be amortized over 8.5 years and customer relationships will be amortized over 6 years. Amortization for the acquired intangible assets was $206 and $362 for the three and six months ended June 30, 2021, respectively.
TradeSmith
On January 5, 2020, we acquired the noncontrolling interest of 25% in an affiliate, TradeSmith, to obtain 100% ownership for $9,164, including transaction costs. We incurred transaction costs of $164 during the three months ended March 31, 2020 and elected to record these costs as a reduction in equity.
Acquisitions
TradeSmith
On January 5, 2020, we acquired the noncontrolling interest of 25% in an affiliate, TradeSmith, to obtain 100% ownership for $9,164, including transaction costs. We incurred transaction costs of $164 and $443 during the years ended December 31, 2020 and 2019, respectively, and elected to record these costs as a reduction in equity.
Gold Stock Analyst
On May 6, 2019, we acquired 100% ownership of Gold Stock Analyst (“GSA”), a provider of financial publications. We acquired GSA to expand our product offerings and our customer base. The GSA acquisition was accounted for using the acquisition method of accounting for business combinations. The following table summarizes the fair value of assets acquired and liabilities assumed as of the acquisition date:

Trade name	$195
Customer relationships	565
Goodwill	947
Total assets acquired	1,707
Liabilities assumed	(224)
Net assets acquired	$1,483
Total purchase price	$1,483
The excess purchase consideration over the fair values of assets acquired and liabilities assumed was recorded as goodwill. The goodwill arising from the acquisition is largely attributable to synergies which we expect to achieve from cross-marketing and providing complementary products to our existing and acquired customers. The acquired intangible assets of GSA are amortized over their estimated useful lives. Accordingly, the trade name will be amortized over 8.5 years and customer relationships will be amortized over 6 years. Amortization for the acquired intangible assets was $77 for the year ended December 31, 2019.